CONDENSED CONSOLIDATED BALANCE SHEETS - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 10, 2021
Current assets:
Cash	$ 35,075	$ 42,314		$ 954,974
Other receivable	65,061	53,200
Prepaid expenses	192,520	201,275		340,271
Total current assets	292,656	296,789		1,295,245
Long-term prepaid expenses				186,988
Marketable securities held in Trust Account	271,757,366	268,908,716		265,155,619
Deferred financing costs	1,598,459	985,760
Total Assets	273,648,481	270,191,265		266,637,852
Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit
Accrued expenses and accounts payable	2,078,202	927,261
Due to related party	22,570
Accrued offering costs and expenses				604,474
Deferred liabilities	10,260,573	7,239,473
Deferred underwriting discount	9,280,173	9,280,173
Promissory note - related party	1,459,594	786,096
Total current liabilities	23,101,112	18,233,003		604,474
Warrant liability	10,992,098	7,442,633		8,440,008
Total Liabilities	34,093,210	25,675,636		18,324,655
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 26,514,780 shares at redemption value of $10.25 and $10.14 per share as of March 31, 2023 and December 31, 2022, respectively	271,757,366	268,908,716		265,147,800
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(32,202,758)	(24,393,750)		(16,835,266)
Total Shareholders' Deficit	(32,202,095)	(24,393,087)	$ (22,708,649)	(16,834,603)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	273,648,481	270,191,265		266,637,852
Class A ordinary shares subject to redemption
Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit
Class A ordinary shares subject to possible redemption, 26,514,780 shares at redemption value of $10.25 and $10.14 per share as of March 31, 2023 and December 31, 2022, respectively	271,757,366	268,908,716		265,147,800
Class B Ordinary Shares
Shareholders' Deficit:
Common stock	$ 663	$ 663		$ 663